UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-01682)

Exact name of registrant as specified in charter:	Putnam Voyager Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments:

Putnam Voyager Fund

The fund's portfolio
4/30/14 (Unaudited)

COMMON STOCKS (95.4%)(a)
			Shares	Value

Aerospace and defense (2.9%)

Airbus Group NV (France)			388,062	$26,720,267

General Dynamics Corp.			150,700	16,494,115

Honeywell International, Inc.			351,900	32,691,510

Northrop Grumman Corp.			35,300	4,289,303

United Technologies Corp.			325,100	38,469,083

				118,664,278
Airlines (1.4%)

American Airlines Group, Inc.(NON)			365,700	12,825,099

China Southern Airlines Co., Ltd. (China)			24,792,000	7,401,590

Delta Air Lines, Inc.			853,410	31,431,090

Spirit Airlines, Inc.(NON)			143,100	8,133,804

				59,791,583
Auto components (0.2%)

Dana Holding Corp.(S)			374,373	7,925,476

				7,925,476
Automobiles (1.5%)

General Motors Co.			724,600	24,984,208

Tesla Motors, Inc.(NON)(S)			159,300	33,116,877

Toyota Motor Corp. (Japan)			68,600	3,706,923

				61,808,008
Banks (1.8%)

Banco Espirito Santo SA (Portugal)(NON)(S)			4,190,520	7,471,095

Bank of America Corp.			401,100	6,072,654

Citigroup, Inc.			848,300	40,642,053

Credicorp, Ltd. (Peru)(S)			57,200	8,537,100

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)			2,646,003	4,896,438

JPMorgan Chase & Co.			149,200	8,352,216

				75,971,556
Biotechnology (10.3%)

Aegerion Pharmaceuticals, Inc.(NON)(S)			717,100	31,738,846

Basilea Pharmaceutica (Switzerland)			46,989	4,927,389

Biogen Idec, Inc.(NON)			143,700	41,259,144

BioMarin Pharmaceutical, Inc.(NON)			84,500	4,920,435

Celgene Corp.(NON)			609,400	89,587,894

Cubist Pharmaceuticals, Inc.(NON)(S)			634,300	44,439,058

Dynavax Technologies Corp.(NON)(S)			5,170,700	8,428,241

Gilead Sciences, Inc.(NON)(S)			2,303,600	180,809,564

InterMune, Inc.(NON)			392,900	12,604,232

Medivation, Inc.(NON)			73,200	4,407,372

Vertex Pharmaceuticals, Inc.(NON)			73,700	4,989,490

				428,111,665
Capital markets (1.3%)

Carlyle Group LP (The)			180,170	5,779,854

Charles Schwab Corp. (The)			852,500	22,633,875

E*Trade Financial Corp.(NON)			297,900	6,687,855

Fortress investment Group, LLC Class A			879,388	6,287,624

KKR & Co. LP			264,800	6,013,608

State Street Corp.			72,400	4,674,144

				52,076,960
Chemicals (3.9%)

Axiall Corp.			288,451	13,441,817

Chemtura Corp.(NON)			639,502	14,260,895

Dow Chemical Co. (The)			172,400	8,602,760

Huntsman Corp.			932,600	23,361,630

Monsanto Co.			524,800	58,095,360

Symrise AG (Germany)			91,351	4,614,632

Tronox, Ltd. Class A(S)			1,318,413	32,301,119

Wacker Chemie AG (Germany)(S)			69,142	8,120,112

				162,798,325
Commercial services and supplies (0.1%)

Tyco International, Ltd.(S)			99,400	4,065,460

				4,065,460
Communications equipment (1.6%)

Alcatel-Lucent ADR (France)(NON)			4,557,400	17,773,860

Qualcomm, Inc.			629,809	49,572,266

				67,346,126
Consumer finance (0.1%)

Ally Financial, Inc.(F)(NON)			196,871	4,754,435

				4,754,435
Containers and packaging (—%)

Sealed Air Corp.			43,140	1,480,133

				1,480,133
Diversified consumer services (1.1%)

ITT Educational Services, Inc.(NON)(S)(AFF)			1,732,841	46,786,707

				46,786,707
Diversified financial services (0.5%)

CME Group, Inc.			295,700	20,814,323

				20,814,323
Electrical equipment (0.5%)

Eaton Corp PLC			295,900	21,494,176

				21,494,176
Electronic equipment, instruments, and components (0.4%)

Anixter International, Inc.			157,136	15,396,185

				15,396,185
Energy equipment and services (2.3%)

Ezion Holdings, Ltd. (Singapore)(S)			11,233,000	20,396,582

Halliburton Co.			358,503	22,610,784

Petrofac, Ltd. (United Kingdom)			710,831	17,497,064

Rowan Cos. PLC Class A(NON)			137,000	4,236,040

Schlumberger, Ltd.			313,893	31,875,834

				96,616,304
Food and staples retail (0.3%)

CVS Caremark Corp.			197,300	14,347,656

				14,347,656
Health-care equipment and supplies (1.1%)

Baxter International, Inc.			96,000	6,987,840

St. Jude Medical, Inc.			300,300	19,060,041

TransEnterix, Inc.(NON)			1,067,276	4,589,287

Zimmer Holdings, Inc.			144,300	13,968,240

				44,605,408
Health-care providers and services (0.5%)

Catamaran Corp.(NON)			255,082	9,629,346

Express Scripts Holding Co.(NON)			140,831	9,376,528

				19,005,874
Health-care technology (0.1%)

Medidata Solutions, Inc.(NON)(S)			79,100	2,872,121

				2,872,121
Hotels, restaurants, and leisure (2.3%)

Las Vegas Sands Corp.			58,500	4,629,105

Melco Crown Entertainment, Ltd. ADR (Hong Kong)			665,400	22,743,372

Penn National Gaming, Inc.(NON)			533,800	5,957,208

Starbucks Corp.			304,300	21,489,666

Thomas Cook Group PLC (United Kingdom)(NON)			12,756,849	37,730,444

Wynn Resorts, Ltd.			19,600	3,996,244

				96,546,039
Household durables (3.8%)

Beazer Homes USA, Inc.(NON)(S)			505,600	9,586,176

D.R. Horton, Inc.(S)			423,500	9,435,580

Hovnanian Enterprises, Inc. Class A(NON)(S)			752,600	3,356,596

KB Home(S)			48,800	805,688

MDC Holdings, Inc.(S)			178,100	4,915,560

Panasonic Corp. (Japan)			2,274,200	24,890,693

PulteGroup, Inc.			5,166,800	95,017,452

Skyworth Digital Holdings, Ltd. (China)			18,698,000	8,949,367

Sony Corp. (Japan)			117,500	2,067,877

				159,024,989
Industrial conglomerates (1.1%)

Siemens AG (Germany)			288,492	38,033,102

Toshiba Corp. (Japan)			2,506,000	9,804,538

				47,837,640
Insurance (2.9%)

American International Group, Inc.			456,900	24,275,097

Assured Guaranty, Ltd.			2,095,339	50,099,555

Genworth Financial, Inc. Class A(NON)			604,900	10,797,465

Hartford Financial Services Group, Inc. (The)			999,630	35,856,728

				121,028,845
Internet and catalog retail (2.7%)

Amazon.com, Inc.(NON)			66,600	20,255,058

Bigfoot GmbH (acquired 8/2/13, cost $9,276,419) (Private) (Brazil)(F)(RES)(NON)			422	6,299,435

Ctrip.com International, Ltd. ADR (China)(NON)(S)			151,400	7,076,436

Priceline Group, Inc. (The)(NON)			39,597	45,843,427

Vipshop Holdings, Ltd. ADR (China)(NON)(S)			118,117	16,558,822

Zalando AG (acquired 9/30/13, cost $15,739,362) (Private) (Germany)(F)(RES)(NON)			702	15,900,560

				111,933,738
Internet software and services (11.5%)

58.Com, Inc. ADR (China)(NON)(S)			319,699	12,717,626

Baidu, Inc. ADR (China)(NON)			97,500	15,000,375

eBay, Inc.(NON)			324,555	16,821,686

Facebook, Inc. Class A(NON)			2,310,081	138,096,642

Google, Inc. Class A(NON)			197,994	105,903,031

Google, Inc. Class C(NON)			234,094	123,287,946

Internet Initiative Japan, Inc. (Japan)			553,000	12,813,263

Pandora Media, Inc.(NON)			975,600	22,848,552

Qihoo 360 Technology Co., Ltd. ADR (China)(NON)(S)			174,300	14,707,434

Tencent Holdings, Ltd. (China)			164,900	10,372,176

Yahoo!, Inc.(NON)			182,400	6,557,280

				479,126,011
IT Services (3.1%)

CACI International, Inc. Class A(NON)(S)			57,800	4,025,770

MasterCard, Inc. Class A			143,900	10,583,845

Unisys Corp.(NON)(S)			617,471	15,047,768

Visa, Inc. Class A(S)			487,000	98,671,070

				128,328,453
Leisure products (0.6%)

Brunswick Corp.			278,125	11,177,844

Sega Sammy Holdings, Inc. (Japan)			757,400	15,231,091

				26,408,935
Life sciences tools and services (0.4%)

Thermo Fisher Scientific, Inc.			141,700	16,153,800

				16,153,800
Machinery (0.3%)

NSK, Ltd. (Japan)			1,005,000	10,565,716

				10,565,716
Media (3.8%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)(NON)(S)			823,636	11,830,465

CBS Corp. Class B (non-voting shares)			690,300	39,871,728

Comcast Corp. Class A			799,935	41,404,636

DIRECTV(NON)			93,500	7,255,600

Liberty Global PLC Class A (United Kingdom)(NON)(S)			296,051	11,788,751

Liberty Global PLC Ser. C (United Kingdom)(NON)			268,651	10,324,258

Live Nation Entertainment, Inc.(NON)			200,900	4,194,792

Mediaset SpA (Italy)(NON)			3,179,883	17,593,998

Numericable Group SA (France)(NON)(S)			93,120	4,441,313

Time Warner Cable, Inc.			61,700	8,728,082

				157,433,623
Metals and mining (0.8%)

Barrick Gold Corp. (Canada)			443,400	7,746,198

Freeport-McMoRan Copper & Gold, Inc. (Indonesia)			171,514	5,894,936

Glencore Xstrata PLC (United Kingdom)			2,307,081	12,452,434

Regis Resources, Ltd. (Australia)			818,616	1,854,419

Yamana Gold, Inc. (Canada)			715,900	5,362,473

				33,310,460
Multiline retail (0.2%)

Macy's, Inc.			106,400	6,110,552

Target Corp.			39,400	2,432,950

				8,543,502
Oil, gas, and consumable fuels (1.4%)

Cobalt International Energy, Inc.(NON)			349,100	6,283,800

EOG Resources, Inc.			219,800	21,540,400

EP Energy Corp. Class A(NON)			225,500	4,381,465

Marathon Oil Corp.			142,921	5,166,594

QEP Resources, Inc.			198,600	6,095,034

Royal Dutch Shell PLC Class A (United Kingdom)(S)			275,541	10,933,834

Suncor Energy, Inc. (Canada)			154,900	5,979,140

				60,380,267
Paper and forest products (0.3%)

International Paper Co.			268,000	12,502,200

				12,502,200
Personal products (0.9%)

Coty, Inc. Class A(S)			2,372,600	38,080,230

				38,080,230
Pharmaceuticals (6.1%)

AbbVie, Inc.			773,500	40,283,880

Actavis PLC(NON)			378,385	77,315,407

Bristol-Myers Squibb Co.			165,900	8,309,931

Endo International PLC(NON)			165,900	10,442,576

Jazz Pharmaceuticals PLC(NON)(S)			623,172	84,065,903

Mallinckrodt PLC(NON)(S)			278,900	19,866,047

Medicines Co. (The)(NON)(S)			438,930	11,675,538

				251,959,282
Real estate investment trusts (REITs) (0.7%)

Gaming and Leisure Properties, Inc.(R)			344,286	12,652,511

Hibernia REIT PLC (Ireland)(NON)(R)			12,035,000	16,701,107

				29,353,618
Real estate management and development (0.6%)

RE/MAX Holdings, Inc. Class A			724,277	20,439,097

Sun Hung Kai Properties, Ltd. (Hong Kong)			289,709	3,652,141

				24,091,238
Road and rail (0.5%)

Genesee & Wyoming, Inc. Class A(NON)			224,200	22,198,042

				22,198,042
Semiconductors and semiconductor equipment (3.5%)

Avago Technologies, Ltd.			262,300	16,656,050

Canadian Solar, Inc. (Canada)(NON)(S)			641,200	17,389,344

Himax Technologies, Inc. ADR (Taiwan)(S)			1,674,000	14,597,280

Marvell Technology Group, Ltd.			532,800	8,450,208

Micron Technology, Inc.(NON)			2,891,154	75,516,942

Samsung Electronics Co., Ltd. (South Korea)			10,878	14,178,033

				146,787,857
Software (4.4%)

Electronic Arts, Inc.(NON)(S)			410,300	11,611,490

Longtop Financial Technologies, Ltd. ADR (Hong Kong)(F)(NON)			478,830	—

Microsoft Corp.			1,320,500	53,348,200

Oracle Corp.			1,087,989	44,476,990

Red Hat, Inc.(NON)			128,200	6,236,930

ServiceNow, Inc.(NON)			157,400	7,825,928

Splunk, Inc.(NON)			251,400	13,718,898

Synopsys, Inc.(NON)			212,900	8,009,298

TiVo, Inc.(NON)			1,778,400	21,091,824

VMware, Inc. Class A(NON)(S)			59,600	5,513,596

Zynga, Inc. Class A(NON)(S)			2,792,700	11,310,435

				183,143,589
Specialty retail (4.1%)

Bed Bath & Beyond, Inc.(NON)			333,100	20,695,503

Gap, Inc. (The)			633,900	24,912,270

Home Depot, Inc. (The)			436,500	34,706,115

Lowe's Cos., Inc.			385,100	17,679,941

Office Depot, Inc.(NON)			12,901,976	52,769,082

Pets at Home Group PLC (United Kingdom)(NON)			1,939,087	7,292,730

Sears Hometown and Outlet Stores, Inc.(NON)(S)			150,031	3,542,232

Tile Shop Holdings, Inc.(NON)(S)			554,693	7,818,398

				169,416,271
Technology hardware, storage, and peripherals (4.9%)

Apple, Inc.			252,421	148,951,108

EMC Corp.			235,700	6,081,060

SanDisk Corp.			309,364	26,286,659

Western Digital Corp.			275,763	24,302,993

				205,621,820
Textiles, apparel, and luxury goods (0.2%)

Tumi Holdings, Inc.(NON)			347,600	7,097,992

				7,097,992
Thrifts and mortgage finance (0.6%)

Radian Group, Inc.(S)			1,810,000	25,303,800

				25,303,800
Tobacco (1.2%)

Japan Tobacco, Inc. (Japan)			503,900	16,539,419

Philip Morris International, Inc.			376,169	32,136,118

				48,675,537
Trading companies and distributors (0.3%)

Mitsubishi Corp. (Japan)			492,700	8,808,841

WESCO International, Inc.(NON)			47,700	4,187,106

				12,995,947
Wireless telecommunication services (0.3%)

SoftBank Corp. (Japan)			145,000	10,762,868

				10,762,868

Total common stocks (cost $3,700,418,913)				$3,971,345,068

WARRANTS (1.2%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bank of America Corp.(W)	10/28/18	$30.79	9,369,452	$7,214,478

Global Mediacom Tbk PT 144A (Indonesia)	10/4/16	0.00	22,345,500	4,232,707

JPMorgan Chase & Co.(W)	10/28/18	42.42	832,747	15,705,608

Matahari Department Store 144A (Indonesia)	3/25/16	0.00	2,057,130	2,668,941

Sun Hung Kai Properties, Ltd. (Hong Kong)	12/31/44	HKD 98.60	23,894	16,088

Wells Fargo & Co.(W)	10/28/18	34.01	1,177,263	22,156,090

Total warrants (cost $51,214,593)				$51,993,912

INVESTMENT COMPANIES (1.1%)(a)
			Shares	Value

CSOP FTSE China A50 ETF (China)			12,629,800	$13,670,103

iShares Dow Jones U.S. Home Construction Index Fund(S)			577,400	13,505,386

iShares FTSE A50 China Index ETF (China)			16,414,800	17,449,295

Market Vectors Gold Miners ETF			83,673	2,017,356

Total investment companies (cost $50,501,174)				$46,642,140

PURCHASED OPTIONS OUTSTANDING (1.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Actavis PLC $186.70, American Airlines Group, Inc. $32.47, Axiall Corp. $45.43 (Call)(WOC)	Jun-14/115.00%		$69,771,895	$327,370

Amazon.com, Inc. (Call)	May-14/360.00		145,250	3,146

DISH Network Corp. (Call)	Jan-15/65.00		739,799	3,067,562

Fiat SpA (Call)	May-14/4.00		617,352	4,009,368

Groupon, Inc. (Call)	Jun-14/5.00		2,515,845	5,209,434

ITT Educational Services, Inc. (Call)	Jun-14/15.00		115,216	1,390,657

Juniper Networks, Inc. (Call)	May-14/18.00		567,964	3,801,832

Market Vectors Gold Miners ETF (Call)	Jun-14/28.00		1,413,497	233,835

Market Vectors Gold Miners ETF (Call)	Jun-14/30.00		2,155,539	146,124

Micron Technology, Inc. (Call)	Jul-14/31.00		822,974	485,538

Nokia OYJ (Call)	May-14/6.00		2,618,995	3,980,872

Office Depot, Inc. (Call)	May-14/4.50		1,714,695	86,163

PulteGroup, Inc. (Call)	Jul-14/23.00		2,447,013	140,018

PulteGroup, Inc. (Call)	Jul-14/25.00		5,704,322	133,709

PulteGroup, Inc. (Call)	Jul-14/23.00		1,786,239	102,209

PulteGroup, Inc. (Call)	Jul-14/27.00		1,786,239	30,527

SPDR S&P 500 ETF Trust (Call)	May-14/190.00		2,465,549	2,440,894

SPDR S&P 500 ETF Trust (Call)	May-14/192.00		4,506,990	1,548,151

SPDR S&P 500 ETF Trust (Call)	May-14/191.00		3,982,214	1,113,507

SPDR S&P 500 ETF Trust (Call)	May-14/192.00		6,901,970	881,451

SPDR S&P 500 ETF Trust (Call)	May-14/190.00		8,058,700	1,328,557

SPDR S&P 500 ETF Trust (Call)	May-14/191.00		9,141,527	477,005

Vodafone Group PLC (Call)	Jan-15/40.00		1,377,329	2,243,779

Whirlpool Corp. (Call)	May-14/95.00		142,514	8,320,646

Whirlpool Corp. (Call)	May-14/95.00		66,422	3,878,032

Total purchased options outstanding (cost $51,977,491)				$45,380,386

SHORT-TERM INVESTMENTS (12.8%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills with an effective yield of 0.10%, January 8, 2015(SEGSF)			$3,979,000	$3,977,536

U.S. Treasury Bills with an effective yield of 0.10%, October 16, 2014			130,000	129,974

U.S. Treasury Bills with an effective yield of 0.03%, July 10, 2014			1,220,000	1,219,952

Putnam Cash Collateral Pool, LLC 0.18%(d)			487,549,492	487,549,492

Putnam Short Term Investment Fund 0.06%(AFF)			18,270,474	18,270,474

SSgA Prime Money Market Fund zero %(P)			21,945,703	21,945,703

Total short-term investments (cost $533,091,733)				$533,093,131

TOTAL INVESTMENTS

Total investments (cost $4,387,203,904)(b)				$4,648,454,637

FORWARD CURRENCY CONTRACTS at 4/30/14 (aggregate face value $381,950,953) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	Euro	Sell	6/18/14	$177,489,121	$176,033,759	$(1,455,362)
	Japanese Yen	Sell	5/21/14	108,935,252	109,386,504	451,252
UBS AG
	British Pound	Sell	6/18/14	97,843,543	96,530,690	(1,312,853)

Total						$(2,316,963)

WRITTEN OPTIONS OUTSTANDING at 4/30/14 (premiums $8,372,975) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Amazon.com, Inc. (Call)	May-14/$380.00	$145,250	$1,319
DISH Network Corp. (Call)	Jan-15/75.00	739,799	1,390,822
Market Vectors Gold Miners ETF (Call)	Jun-14/30.00	1,413,497	95,821
Market Vectors Gold Miners ETF (Call)	Jun-14/32.00	2,155,539	39,662
Micron Technology, Inc. (Call)	Jul-14/34.00	822,974	193,555
PulteGroup, Inc. (Call)	Jul-14/27.00	5,704,322	97,487
PulteGroup, Inc. (Call)	Jul-14/25.00	3,572,478	83,739
PulteGroup, Inc. (Call)	Jul-14/25.00	2,447,013	57,358
SPDR S&P 500 ETF Trust (Call)	May-14/192.00	2,465,549	871,867
SPDR S&P 500 ETF Trust (Call)	May-14/194.00	4,506,990	432,716
SPDR S&P 500 ETF Trust (Call)	May-14/193.00	3,982,214	194,890
SPDR S&P 500 ETF Trust (Call)	May-14/194.00	6,901,970	130,861
SPDR S&P 500 ETF Trust (Call)	May-14/192.00	8,058,700	105,488
SPDR S&P 500 ETF Trust (Call)	May-14/193.00	9,141,527	36,018
Vodafone Group PLC (Call)	Jan-15/45.00	1,377,329	814,139

Total			$4,545,742

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	441,358	$—	7/28/14	(3 month USD-LIBOR-BBA plus 32 bp)	A basket (DBPTMATR) of common stocks	$155,231

Total		$—	$155,231

Key to holding's currency abbreviations
HKD	Hong Kong Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through April 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $4,162,073,234.
(b)	The aggregate identified cost on a tax basis is $4,394,232,696, resulting in gross unrealized appreciation and depreciation of $449,806,720 and $195,584,779, respectively, or net unrealized appreciation of $254,221,941.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $22,199,995, or 0.5% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$121,496,391	$1,317,125,879	$1,420,351,796	$32,099	$18,270,474
	ITT Educational Services, Inc. #	—	17,485,496	—	—	46,786,707
	Totals	$121,496,391	$1,334,611,375	$1,420,351,796	$32,099	$65,057,181
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
# Security was only in affiliation for a portion of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $487,549,492 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $478,981,966.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
(WOC)	Represents a worst-of-call-option that is a basket of common stocks. All mature on the option's expiration date but have different underliers. At expiration, only one settles and this is chosen in the issuer's favor.
At the close of the reporting period, the fund maintained liquid assets totaling $7,309,636 to cover certain derivatives contracts and the settlement of certain securities.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to enhance the return on a security owned and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums are factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $7,423,003 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$704,283,114	$126,442,171	$22,199,995
Consumer staples	84,564,004	16,539,419	—
Energy	108,169,091	48,827,480	—
Financials	315,919,559	37,475,216	—
Health care	757,780,761	4,927,389	—
Industrials	196,278,788	101,334,054	—
Information technology	1,188,386,569	37,363,472	—
Materials	183,049,521	27,041,597	—
Telecommunication services	—	10,762,868	—
Total common stocks	3,538,431,407	410,713,666	22,199,995
Investment companies	15,522,742	31,119,398	—
Purchased options outstanding	—	45,380,386	—
Warrants	45,076,176	6,917,736	—
Short-term investments	40,216,177	492,876,954	—

Totals by level	$3,639,246,502	$987,008,140	$22,199,995

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(2,316,963)	$—
Written options outstanding	—	(4,545,742)	—
Total return swap contracts	—	155,231	—

Totals by level	$—	$(6,707,474)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$451,252	$2,768,215
Equity contracts	97,529,529	4,545,742

Total	$97,980,781	$7,313,957

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$106,100,000
Written equity option contracts (contract amount)		$77,200,000
Forward currency contracts (contract amount)		$437,900,000
OTC total return swap contracts (notional)		$70,300,000
Warrants (number of warrants)		48,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$155,231	$—	$—	$—	$155,231
	Forward currency contracts#	—	—	—	451,252	—	—	—	—	451,252
	Purchased options#	14,641,905	485,538	89,309	1,328,557	5,342,170	6,538,575	8,320,646	8,633,686	45,380,386

	Total Assets	$14,641,905	$485,538	$89,309	$1,779,809	$5,497,401	$6,538,575	$8,320,646	$8,633,686	$45,986,869

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	—	—	—	1,455,362	—	—	—	1,312,853	2,768,215
	Written options#	230,908	193,555	1,319	105,488	83,739	723,044	—	3,207,689	4,545,742

	Total Liabilities	$230,908	$193,555	$1,319	$1,560,850	$83,739	$723,044	$—	$4,520,542	$7,313,957

	Total Financial and Derivative Net Assets	$14,410,997	$291,983	$87,990	$218,959	$5,413,662	$5,815,531	$8,320,646	$4,113,144	$38,672,912
	Total collateral received (pledged)##†	$12,105,703	$—	$—	$218,959	$(559,720)	$4,699,377	$8,320,646	$2,098,369	$26,883,334
	Net amount	$2,305,294	$291,983	$87,990	$—	$5,973,382	$1,116,154	$—	$2,014,775	$11,789,578

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Voyager Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2014